Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee determines the timing of the annual grants of equity awards to our named executive officers as well as the terms and restrictions applicable to such grants. The Compensation Committee approves, generally in February of each year, the annual grant to our executive officers in conjunction with its review and determination of each executive officer’s compensation for the current year. Grants may also be made in connection with commencement of employment or promotions. Annual grants are typically made on the second business day following fourth quarter earnings disclosures. We do not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information. In the event we determine to grant such awards, we will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	The Compensation Committee determines the timing of the annual grants of equity awards to our named executive officers as well as the terms and restrictions applicable to such grants. The Compensation Committee approves, generally in February of each year, the annual grant to our executive officers in conjunction with its review and determination of each executive officer’s compensation for the current year. Grants may also be made in connection with commencement of employment or promotions. Annual grants are typically made on the second business day following fourth quarter earnings disclosures.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, we do not have a specific policy or practice on the timing of such awards in relation to our disclosure of material nonpublic information. In the event we determine to grant such awards, we will evaluate the appropriate steps to take in relation to the foregoing.
MNPI Disclosure Timed for Compensation Value	false